Supplemental information on oil and gas producing activities (unaudited) - Future net cash flows (Details) - COP ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental information on oil and gas producing activities (unaudited)
Future cash inflows		$ 425,761,732	$ 685,716,359	$ 401,980,640
Future costs
Production	[1]	(158,870,388)	(182,522,131)	(129,109,036)
Development		(40,675,517)	(58,332,264)	(38,451,863)
Income taxes		(80,373,445)	(201,912,509)	(69,053,224)
Future net cash flow		145,842,382	242,949,455	165,366,517
10% discount factor		(49,557,596)	(86,340,334)	(57,009,654)
Standardized measure of discounted net cash flows		$ 96,284,786	$ 156,609,121	$ 108,356,863

[1]	Production future costs include the estimated costs related to assets retirement obligations in the amount of $22,615,261; $23,234,408; and $17,364,520, as of December 31, 2023, 2022, and 2021, respectively.